Taxation - Summary of Deferred Tax Assets And Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Deferred tax assets	¥ 17,174	¥ 13,352
Deferred tax liabilities	(32,373)	(23,554)
Net deferred tax assets	87	128
Net deferred tax liabilities	¥ (15,286)	¥ (10,330)